Financial Instruments - Schedule of Fair Value Assets and Liabilities Measured on Recurring Basis (Table) (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Fair Value Disclosures [Abstract]
Interest rate swaps	$ 122	$ 188
Bunker swaps	535	0
Fair Value, Net Asset (Liability), Total	$ 657	$ 188